Vanguard® S&P Small-Cap 600 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (1.7%)
*	AMC Networks Inc. Class A	78,185	4,197
*	Meredith Corp.	105,606	3,557
	EW Scripps Co. Class A	148,986	3,160
	Cogent Communications Holdings Inc.	40,765	3,082
	Scholastic Corp.	78,197	2,634
	Shenandoah Telecommunications Co.	45,529	2,271
*	Consolidated Communications Holdings Inc.	189,512	1,774
*	Gannett Co. Inc.	343,623	1,763
	ATN International Inc.	28,543	1,349
*	Marcus Corp.	61,260	1,293
	Spok Holdings Inc.	46,297	540
			25,620
Consumer Discretionary (15.4%)
*,1	GameStop Corp. Class A	75,518	16,765
*	Macy's Inc.	808,371	14,777
*	Asbury Automotive Group Inc.	50,318	9,978
*	Bed Bath & Beyond Inc.	315,595	8,833
*	Signet Jewelers Ltd.	136,262	8,255
	Cooper Tire & Rubber Co.	131,293	7,796
	Group 1 Automotive Inc.	44,282	7,062
*	Abercrombie & Fitch Co. Class A	162,466	6,937
*	Sally Beauty Holdings Inc.	293,702	6,406
*	Bloomin' Brands Inc.	209,075	6,178
*	ODP Corp.	139,361	6,096
	Monro Inc.	87,028	5,425
	Core-Mark Holding Co. Inc.	117,666	5,396
*	M/I Homes Inc.	75,804	5,346
*	Dave & Buster's Entertainment Inc.	124,124	5,248
	Steven Madden Ltd.	122,974	5,091
	Wolverine World Wide Inc.	133,264	4,859
	Kontoor Brands Inc.	67,360	4,312
	Oxford Industries Inc.	43,901	4,204
*	Cheesecake Factory Inc.	71,317	4,195
*	Callaway Golf Co.	103,006	3,803
*	G-III Apparel Group Ltd.	113,221	3,741
*	Children's Place Inc.	37,971	3,531
	MDC Holdings Inc.	59,045	3,422
*	Brinker International Inc.	54,466	3,347
*	BJ's Restaurants Inc.	60,355	3,336
*	American Axle & Manufacturing Holdings Inc.	294,787	3,302
	Aaron's Co. Inc.	89,046	3,203

		Shares	Market Value ($000)
	Winnebago Industries Inc.	43,074	3,186
	Sonic Automotive Inc. Class A	60,874	2,936
	Guess? Inc.	97,689	2,869
*	Designer Brands Inc. Class A	153,145	2,678
	Caleres Inc.	98,596	2,473
	La-Z-Boy Inc.	59,045	2,434
	Standard Motor Products Inc.	52,403	2,359
*	Boot Barn Holdings Inc.	30,181	2,306
*	Chuy's Holdings Inc.	51,318	2,127
*	Gentherm Inc.	29,152	2,114
*	Cavco Industries Inc.	9,352	2,069
*	Genesco Inc.	37,064	2,039
	Buckle Inc.	44,008	1,854
	Ethan Allen Interiors Inc.	57,025	1,646
	Shoe Carnival Inc.	22,403	1,512
*	Red Robin Gourmet Burgers Inc.	40,585	1,455
*	Chico's FAS Inc.	312,088	1,451
	Sturm Ruger & Co. Inc.	17,349	1,370
*	Cooper-Standard Holdings Inc.	44,006	1,310
*	Ruth's Hospitality Group Inc.	52,305	1,263
*	Perdoceo Education Corp.	102,144	1,245
	Movado Group Inc.	43,207	1,198
*	Monarch Casino & Resort Inc.	16,484	1,176
*	Conn's Inc.	50,095	1,162
*	Motorcar Parts of America Inc.	49,630	1,160
	Haverty Furniture Cos. Inc.	23,985	1,102
*	Unifi Inc.	39,026	1,074
*	Universal Electronics Inc.	21,224	1,062
*	Zumiez Inc.	23,945	1,049
*	America's Car-Mart Inc.	5,778	950
*	Fossil Group Inc.	56,216	794
*	Cato Corp. Class A	51,086	790
*	Vera Bradley Inc.	57,250	657
*	Barnes & Noble Education Inc.	78,957	645
*	Fiesta Restaurant Group Inc.	45,851	623
*	American Public Education Inc.	21,354	598
*	Liquidity Services Inc.	23,739	568
*	El Pollo Loco Holdings Inc.	23,605	398
*	Regis Corp.	41,052	375
			228,921
Consumer Staples (3.5%)
	Edgewell Personal Care Co.	141,307	6,412
*	Simply Good Foods Co.	120,762	4,170
	J & J Snack Foods Corp.	22,254	3,907
	Universal Corp.	63,807	3,576
	PriceSmart Inc.	34,078	3,009
	Coca-Cola Consolidated Inc.	6,873	2,783
	Fresh Del Monte Produce Inc.	78,872	2,640
*	United Natural Foods Inc.	68,659	2,606
*	Chefs' Warehouse Inc.	83,447	2,567
	Andersons Inc.	80,327	2,497
	Vector Group Ltd.	166,642	2,291
	John B Sanfilippo & Son Inc.	23,084	2,154
*	Central Garden & Pet Co. Class A	39,898	2,013
	Inter Parfums Inc.	25,823	1,975
	SpartanNash Co.	94,008	1,971
	Calavo Growers Inc.	25,561	1,820
	Cal-Maine Foods Inc.	39,866	1,392

		Shares	Market Value ($000)
*	elf Beauty Inc.	48,091	1,347
*	USANA Health Sciences Inc.	11,138	1,178
	MGP Ingredients Inc.	16,165	1,126
*	Seneca Foods Corp. Class A	17,454	807
*	Central Garden & Pet Co.	9,836	540
			52,781
Energy (5.7%)
*	PDC Energy Inc.	259,679	10,964
	Helmerich & Payne Inc.	280,884	7,935
	SM Energy Co.	278,134	5,535
	Matador Resources Co.	163,121	4,998
*	Callon Petroleum Co.	120,342	4,630
	Patterson-UTI Energy Inc.	488,603	4,090
*	PBF Energy Inc. Class A	250,140	4,037
*	Range Resources Corp.	289,305	3,923
*	Southwestern Energy Co.	724,527	3,746
*	Oceaneering International Inc.	258,357	3,687
*	Green Plains Inc.	109,804	3,502
*	Dril-Quip Inc.	92,288	3,094
	Archrock Inc.	334,374	3,076
	Core Laboratories NV	69,566	2,908
*	ProPetro Holding Corp.	212,329	2,110
*	US Silica Holdings Inc.	193,662	1,987
*	Helix Energy Solutions Group Inc.	368,564	1,928
*	Bristow Group Inc. Class A	60,319	1,645
*	Nabors Industries Ltd.	16,858	1,578
*	Par Pacific Holdings Inc.	104,207	1,451
*	REX American Resources Corp.	13,743	1,320
*	Laredo Petroleum Inc.	23,504	1,320
*	CONSOL Energy Inc.	78,127	1,198
*	Talos Energy Inc.	82,566	1,171
*	Oil States International Inc.	159,062	1,023
*	Penn Virginia Corp.	39,648	764
*	RPC Inc.	151,346	743
*	Dorian LPG Ltd.	30,556	434
			84,797
Financials (24.5%)
	BankUnited Inc.	241,760	11,554
	Pacific Premier Bancorp Inc.	245,422	11,282
	Ameris Bancorp	181,196	9,955
	First Hawaiian Inc.	340,911	9,600
	Assured Guaranty Ltd.	199,370	9,496
	Investors Bancorp Inc.	586,122	8,721
	Simmons First National Corp. Class A	281,435	8,584
	Old National Bancorp	431,639	8,223
	Columbia Banking System Inc.	186,504	8,050
	United Community Banks Inc.	225,789	7,808
	Independent Bank Group Inc.	95,574	7,526
	First Bancorp	568,102	7,266
	Cadence Bancorp Class A	323,976	7,251
	American Equity Investment Life Holding Co.	223,602	6,820
	WSFS Financial Corp.	123,662	6,580
	Renasant Corp.	146,449	6,476
	First Financial Bancorp	253,570	6,458
	First Midwest Bancorp Inc.	298,637	6,250
	Community Bank System Inc.	74,094	6,010
*	Genworth Financial Inc. Class A	1,318,075	5,536

		Shares	Market Value ($000)
	Banner Corp.	91,538	5,358
*	Seacoast Banking Corp. of Florida	143,879	5,334
	Apollo Commercial Real Estate Finance Inc.	335,102	5,244
	PennyMac Mortgage Investment Trust	255,030	4,999
	Hope Bancorp Inc.	321,144	4,913
	Provident Financial Services Inc.	188,242	4,755
	Eagle Bancorp Inc.	82,809	4,732
	Northwest Bancshares Inc.	330,113	4,674
	Veritex Holdings Inc.	128,504	4,514
	Independent Bank Corp. (Massachusetts)	55,074	4,495
	New York Mortgage Trust Inc.	988,363	4,467
	NBT Bancorp Inc.	113,362	4,420
	CVB Financial Corp.	196,377	4,356
	Capitol Federal Financial Inc.	336,257	4,351
	Horace Mann Educators Corp.	108,017	4,307
	Stewart Information Services Corp.	69,616	4,201
	Hilltop Holdings Inc.	109,884	4,082
	First Commonwealth Financial Corp.	250,468	3,795
*	Encore Capital Group Inc.	81,515	3,773
*	Enova International Inc.	94,441	3,576
	S&T Bancorp Inc.	102,391	3,474
	Southside Bancshares Inc.	81,080	3,473
	Brookline Bancorp Inc.	203,613	3,433
	ProAssurance Corp.	140,408	3,419
	FB Financial Corp.	81,188	3,398
	First Bancorp (XNGS)	74,220	3,293
	Boston Private Financial Holdings Inc.	214,597	3,290
	OFG Bancorp	133,724	3,223
	Great Western Bancorp Inc.	94,694	3,168
	Dime Community Bancshares Inc.	91,173	3,165
	Safety Insurance Group Inc.	36,850	3,136
	Employers Holdings Inc.	73,994	3,123
*	Customers Bancorp Inc.	76,418	2,892
	Heritage Financial Corp.	93,451	2,711
	Tompkins Financial Corp.	31,559	2,561
	HomeStreet Inc.	56,680	2,552
	Berkshire Hills Bancorp Inc.	90,286	2,505
	Preferred Bank	35,290	2,410
	Westamerica Bancorp	37,746	2,368
*	SiriusPoint Ltd.	221,681	2,332
	Ready Capital Corp.	151,896	2,312
	Flagstar Bancorp Inc.	49,386	2,262
	Ellington Financial Inc.	114,148	2,155
	Park National Corp.	16,621	2,103
	AMERISAFE Inc.	31,680	2,076
	Northfield Bancorp Inc.	122,262	2,070
	Granite Point Mortgage Trust Inc.	143,375	2,062
	Redwood Trust Inc.	183,838	2,046
	ARMOUR Residential REIT Inc.	169,911	2,037
	Banc of California Inc.	116,157	2,034
	Central Pacific Financial Corp.	73,353	2,033
	James River Group Holdings Ltd.	57,002	1,991
	TrustCo Bank Corp.	50,191	1,964
	Allegiance Bancshares Inc.	48,402	1,963
	Meta Financial Group Inc.	36,933	1,958
	City Holding Co.	22,130	1,775
	Piper Sandler Cos.	13,616	1,735
	United Fire Group Inc.	56,147	1,721

		Shares	Market Value ($000)
	BancFirst Corp.	24,776	1,709
	Hanmi Financial Corp.	79,922	1,677
	Capstead Mortgage Corp.	251,955	1,625
*	Bancorp Inc.	64,199	1,556
	KKR Real Estate Finance Trust Inc.	71,060	1,519
*	Donnelley Financial Solutions Inc.	43,332	1,292
[1]	Invesco Mortgage Capital Inc.	378,437	1,287
*	Blucora Inc.	70,381	1,220
*	Ambac Financial Group Inc.	78,946	1,191
	National Bank Holdings Corp. Class A	29,517	1,169
	WisdomTree Investments Inc.	169,631	1,137
	B. Riley Financial Inc.	14,642	1,078
	Universal Insurance Holdings Inc.	73,966	1,043
*	EZCORP Inc. Class A	137,320	1,009
*	World Acceptance Corp.	3,272	526
	United Insurance Holdings Corp.	53,680	303
	Greenhill & Co. Inc.	15,118	263
			365,619
Health Care (6.1%)
*	Prestige Consumer Healthcare Inc.	129,795	6,473
*	Magellan Health Inc.	60,168	5,667
*	Myriad Genetics Inc.	195,872	5,612
	Select Medical Holdings Corp.	137,723	5,519
*	Integer Holdings Corp.	51,539	4,663
	CONMED Corp.	33,195	4,571
*	MEDNAX Inc.	136,131	4,353
*	Lantheus Holdings Inc.	174,394	4,229
	Owens & Minor Inc.	91,902	4,109
*	AMN Healthcare Services Inc.	45,442	4,031
*	Glaukos Corp.	42,825	3,151
*	Covetrus Inc.	103,643	2,875
*	Varex Imaging Corp.	102,013	2,559
*	Natus Medical Inc.	88,177	2,363
*	Cardiovascular Systems Inc.	51,268	2,009
	US Physical Therapy Inc.	15,061	1,752
*	Inogen Inc.	27,881	1,723
*	RadNet Inc.	56,908	1,506
	Phibro Animal Health Corp. Class A	52,774	1,488
*	AngioDynamics Inc.	64,295	1,486
*	Cross Country Healthcare Inc.	90,741	1,420
*	Endo International plc	234,172	1,375
*	CryoLife Inc.	47,691	1,374
*	Orthofix Medical Inc.	32,612	1,327
*	Enanta Pharmaceuticals Inc.	27,066	1,317
*	NextGen Healthcare Inc.	76,695	1,259
*	Vanda Pharmaceuticals Inc.	69,986	1,238
*	HealthStream Inc.	40,719	1,066
*	CorVel Corp.	8,546	1,065
*	Anika Therapeutics Inc.	22,314	1,041
*	Hanger Inc.	38,736	1,001
*	Cutera Inc.	25,764	989
*	Tivity Health Inc.	33,403	875
*	Eagle Pharmaceuticals Inc.	19,354	767
*	Invacare Corp.	89,451	716
*	Surmodics Inc.	12,876	683
*	OraSure Technologies Inc.	67,475	648
*	Amphastar Pharmaceuticals Inc.	33,401	632
*	Spectrum Pharmaceuticals Inc.	171,345	591

		Shares	Market Value ($000)
	Computer Programs & Systems Inc.	17,411	564
*	ANI Pharmaceuticals Inc.	16,004	550
*	Cara Therapeutics Inc.	36,622	498
*	Lannett Co. Inc.	35,681	153
*,2	Lantheus Holdings Inc. CVR	75,410	—
			91,288
Industrials (17.0%)
*	Resideo Technologies Inc.	372,646	11,142
	ABM Industries Inc.	174,567	8,709
	Boise Cascade Co.	102,053	6,734
	Barnes Group Inc.	121,295	6,480
*	SkyWest Inc.	131,018	6,424
	UFP Industries Inc.	78,095	6,210
*	Hub Group Inc. Class A	87,893	6,136
	Korn Ferry	84,391	5,520
*	Atlas Air Worldwide Holdings Inc.	71,269	5,340
	ArcBest Corp.	66,166	5,150
*	GMS Inc.	111,609	5,111
	HNI Corp.	111,826	5,101
	Aerojet Rocketdyne Holdings Inc.	103,351	5,007
	Deluxe Corp.	109,500	4,989
	EnPro Industries Inc.	53,596	4,930
*	Meritor Inc.	188,969	4,913
	Granite Construction Inc.	119,071	4,806
*	Allegiant Travel Co.	21,259	4,708
	SPX FLOW Inc.	68,099	4,674
	John Bean Technologies Corp.	32,268	4,648
*	Harsco Corp.	205,366	4,604
	Encore Wire Corp.	53,673	4,412
	Brady Corp. Class A	77,019	4,408
	Moog Inc. Class A	47,432	4,278
	UniFirst Corp.	19,049	4,223
	Mueller Industries Inc.	89,146	4,139
	Kaman Corp.	72,211	3,886
	Applied Industrial Technologies Inc.	39,360	3,856
	Greenbrier Cos. Inc.	85,454	3,795
	Pitney Bowes Inc.	451,262	3,782
	Arcosa Inc.	57,706	3,664
*	AAR Corp.	86,410	3,608
	Albany International Corp. Class A	39,973	3,572
	Watts Water Technologies Inc. Class A	24,985	3,395
*	Hawaiian Holdings Inc.	126,023	3,251
	Matthews International Corp. Class A	82,460	3,222
	Standex International Corp.	32,187	3,207
	Griffon Corp.	117,693	3,094
*	SPX Corp.	49,272	3,086
	Hillenbrand Inc.	66,477	3,031
*	NOW Inc.	286,311	2,998
	ESCO Technologies Inc.	27,821	2,633
	Apogee Enterprises Inc.	67,745	2,575
	Enerpac Tool Group Corp. Class A	91,918	2,519
*	TrueBlue Inc.	92,367	2,506
	Interface Inc. Class A	152,543	2,493
*	CoreCivic Inc.	311,362	2,438
	Raven Industries Inc.	54,135	2,389
	Quanex Building Products Corp.	87,569	2,332
*	Kelly Services Inc. Class A	86,949	2,232
	Heidrick & Struggles International Inc.	50,394	2,169

		Shares	Market Value ($000)
	Wabash National Corp.	135,533	2,162
	Tennant Co.	26,017	2,153
*	Veritiv Corp.	32,419	1,991
*	US Ecology Inc.	50,025	1,982
	ManTech International Corp. Class A	22,758	1,980
	Lindsay Corp.	11,315	1,863
*	American Woodmark Corp.	20,796	1,808
*	Triumph Group Inc.	88,461	1,700
*	MYR Group Inc.	19,223	1,673
	Astec Industries Inc.	22,976	1,574
	AZZ Inc.	29,049	1,554
*	Viad Corp.	31,429	1,387
	National Presto Industries Inc.	13,529	1,372
*	DXP Enterprises Inc.	42,580	1,315
*	CIRCOR International Inc.	33,451	1,259
	Heartland Express Inc.	64,780	1,176
	Resources Connection Inc.	79,599	1,161
*	Echo Global Logistics Inc.	33,940	1,159
	Insteel Industries Inc.	29,684	1,038
*	Lydall Inc.	23,893	869
	Powell Industries Inc.	23,137	795
*	Matrix Service Co.	69,108	753
*	Team Inc.	79,865	679
*	Titan International Inc.	72,034	669
	Park Aerospace Corp.	29,682	458
			253,059
Information Technology (8.1%)
*	Insight Enterprises Inc.	91,337	9,543
*	Sanmina Corp.	169,011	7,117
	InterDigital Inc.	80,292	6,486
*	Itron Inc.	55,471	5,289
*	3D Systems Corp.	171,517	5,044
*	Knowles Corp.	239,096	4,911
*	Sykes Enterprises Inc.	103,198	4,326
*	Rogers Corp.	22,919	4,294
	Kulicke & Soffa Industries Inc.	82,398	4,276
*	TTM Technologies Inc.	258,914	3,923
*	Cardtronics plc Class A	94,087	3,663
*	ePlus Inc.	35,178	3,327
*	Rambus Inc.	168,795	3,302
*	Fabrinet	36,495	3,273
*	Plexus Corp.	32,265	3,188
*	NETGEAR Inc.	79,722	3,100
	Benchmark Electronics Inc.	94,623	2,929
	Methode Electronics Inc.	59,014	2,855
	ADTRAN Inc.	125,732	2,491
*	Unisys Corp.	91,859	2,362
	Xperi Holding Corp.	100,955	2,162
*	Extreme Networks Inc.	180,199	2,061
*	Ichor Holdings Ltd.	36,553	2,056
*	ScanSource Inc.	66,265	2,023
*	OSI Systems Inc.	20,441	1,970
	CSG Systems International Inc.	42,483	1,871
	Progress Software Corp.	40,301	1,796
*	SMART Global Holdings Inc.	36,810	1,745
	Comtech Telecommunications Corp.	67,775	1,714
*	Bottomline Technologies DE Inc.	40,567	1,516
	CTS Corp.	39,576	1,514

		Shares	Market Value ($000)
*	FARO Technologies Inc.	19,728	1,492
*	Diebold Nixdorf Inc.	108,032	1,463
	PC Connection Inc.	28,626	1,397
*	Veeco Instruments Inc.	58,325	1,389
*	Axcelis Technologies Inc.	30,813	1,277
*	Photronics Inc.	84,270	1,141
*	Plantronics Inc.	34,266	1,124
*	Harmonic Inc.	136,595	952
*	CalAmp Corp.	54,819	760
*	Digi International Inc.	36,200	686
*	Daktronics Inc.	95,703	647
*	Applied Optoelectronics Inc.	63,762	525
*	PDF Solutions Inc.	29,662	517
	Bel Fuse Inc. Class B	26,505	437
*	DSP Group Inc.	27,335	430
*,3	BM Technologies Inc. (Acquired 12/17/20, Cost $138)	9,642	112
			120,476
Materials (6.6%)
*	Allegheny Technologies Inc.	330,107	8,084
*	Domtar Corp.	143,352	7,774
*	O-I Glass Inc.	409,795	7,552
	Trinseo SA	100,088	6,500
	Carpenter Technology Corp.	125,035	5,992
	Kaiser Aluminum Corp.	41,224	5,334
	HB Fuller Co.	66,503	4,597
*	Arconic Corp.	112,029	4,052
	Innospec Inc.	39,730	4,017
	Stepan Co.	25,575	3,444
	Schweitzer-Mauduit International Inc.	81,779	3,346
*	Ferro Corp.	139,181	3,006
*	Kraton Corp.	83,053	2,820
	Materion Corp.	32,797	2,586
	Warrior Met Coal Inc.	133,678	2,446
*	US Concrete Inc.	41,510	2,366
	Neenah Inc.	43,815	2,319
*	AdvanSix Inc.	72,952	2,310
*	Koppers Holdings Inc.	54,915	1,904
	Glatfelter Corp.	115,512	1,705
	SunCoke Energy Inc.	215,497	1,623
	Mercer International Inc.	102,965	1,528
*	TimkenSteel Corp.	98,828	1,497
*	GCP Applied Technologies Inc.	60,263	1,469
*	Rayonier Advanced Materials Inc.	165,497	1,278
	Myers Industries Inc.	56,909	1,254
*	Clearwater Paper Corp.	43,300	1,235
	Haynes International Inc.	33,022	1,149
	Tredegar Corp.	67,203	1,024
	Olympic Steel Inc.	23,570	843
	Hawkins Inc.	22,055	750
*	Century Aluminum Co.	52,598	716
	American Vanguard Corp.	38,181	702
	FutureFuel Corp.	39,068	401
			97,623
Real Estate (9.2%)
	Retail Properties of America Inc. Class A	558,741	6,733
	SITE Centers Corp.	434,261	6,501
	Brandywine Realty Trust	444,346	6,248

		Shares	Market Value ($000)
	Agree Realty Corp.	82,507	5,799
*	Xenia Hotels & Resorts Inc.	296,321	5,752
	Lexington Realty Trust	462,773	5,729
	Retail Opportunity Investments Corp.	307,666	5,495
*	Realogy Holdings Corp.	300,817	5,327
*	DiamondRock Hospitality Co.	547,321	5,298
	Washington REIT	220,218	5,208
	Acadia Realty Trust	224,826	4,879
	American Assets Trust Inc.	130,779	4,780
	Kite Realty Group Trust	219,667	4,657
	Global Net Lease Inc.	236,080	4,613
	Mack-Cali Realty Corp.	224,394	3,830
	Office Properties Income Trust	125,785	3,677
	Alexander & Baldwin Inc.	188,449	3,620
	iStar Inc.	192,406	3,234
	CareTrust REIT Inc.	122,378	2,849
	Tanger Factory Outlet Centers Inc.	158,350	2,776
	RPT Realty	211,388	2,695
*	Summit Hotel Properties Inc.	275,203	2,645
	Easterly Government Properties Inc.	121,949	2,528
	LTC Properties Inc.	62,378	2,444
	Four Corners Property Trust Inc.	87,204	2,421
	Uniti Group Inc.	218,197	2,370
	Industrial Logistics Properties Trust	93,475	2,342
	Independence Realty Trust Inc.	135,050	2,307
	Diversified Healthcare Trust	620,986	2,254
	Armada Hoffler Properties Inc.	154,404	2,049
[1]	GEO Group Inc.	315,591	1,638
*	Chatham Lodging Trust	122,498	1,613
	Getty Realty Corp.	50,718	1,579
	Urstadt Biddle Properties Inc. Class A	78,343	1,432
*	Marcus & Millichap Inc.	33,810	1,329
	NexPoint Residential Trust Inc.	25,270	1,310
	Franklin Street Properties Corp.	251,402	1,292
	Universal Health Realty Income Trust	18,036	1,248
	Centerspace	14,539	1,035
*	Hersha Hospitality Trust Class A	95,109	1,022
	RE/MAX Holdings Inc. Class A	28,063	982
	Saul Centers Inc.	19,810	881
	Whitestone REIT	103,768	859
	Service Properties Trust	18,493	232
			137,512
Utilities (2.1%)
	Avista Corp.	180,282	8,172
	South Jersey Industries Inc.	262,043	6,986
	Northwest Natural Holding Co.	79,554	4,207
	American States Water Co.	44,173	3,506
	California Water Service Group	53,800	3,058
	Chesapeake Utilities Corp.	22,319	2,557
	Unitil Corp.	39,208	2,150
			30,636
Total Common Stocks (Cost $1,204,058)			1,488,332

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[4,5]	Vanguard Market Liquidity Fund (Cost $15,773)	0.055%	157,742	15,774
Total Investments (100.9%) (Cost $1,219,831)				1,504,106
Other Assets and Liabilities—Net (-0.9%)				(13,719)
Net Assets (100%)				1,490,387
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,539,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $112,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $14,678,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	20	2,269	42

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,488,220	112	—	1,488,332
Temporary Cash Investments	15,774	—	—	15,774
Total	1,503,994	112	—	1,504,106

Derivative Financial Instruments
Assets
Futures Contracts[1]	42	—	—	42

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.